SHARE INCENTIVE PLAN (Details)				12 Months Ended
	Apr. 02, 2018 USD ($) $ / shares shares	Jul. 01, 2017 $ / shares shares	Jun. 22, 2017 item $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
SHARE INCENTIVE PLAN
Ordinary shares, par value (in dollars per share)				$ 0.001	$ 0.001
Weighted average grant date fair value of options granted				$ 0	$ 17.39	$ 5.75
Sharebased Compensation Arrangement By Sharebased Payment Award Options Granted Intrinsic Value 1 | $				$ 0	$ 0	$ 5,612,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $				3,320,000	14,782,000	513,000
Sharebased Compensation Arrangement By Sharebased Payment Award Options Granted Intrinsic Value 1 | $				0	0	$ 5,612,000
Total fair value of nonvested shares vested | $				$ 669,000	$ 0
Directors
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares			1,286,878
Exercise price per share of the options granted			$ 11.66
Employees
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares	20,000
Exercise price per share of the options granted	$ 0.01
Vesting of share-based compensation (as a percent)	25.00%
Shares vesting quarterly in twelve quarters (as a percent)	75.00%
Number of quarters of vesting | $	12
Director and consultant
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares		50,300
Exercise price per share of the options granted		$ 1.48
Completion of IPO before June 22, 2018 | Directors
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)			25.00%
Shares vesting quarterly in twelve quarters (as a percent)			75.00%
Number of quarters of vesting | item			12
Non completion of IPO before June 22, 2018 | Directors
SHARE INCENTIVE PLAN
Vesting of share-based compensation (as a percent)			25.00%
Shares vesting quarterly in twelve quarters (as a percent)			75.00%
Number of quarters of vesting | item			12
Completion of IPO on September 27, 2018 | Employees
SHARE INCENTIVE PLAN
Share options granted (in shares) | shares			772,127
Exercise price per share of the options granted			$ 11.66
Vesting of share-based compensation (as a percent)			25.00%
Shares vesting quarterly in twelve quarters (as a percent)			75.00%
Number of quarters of vesting | item			12
2009 Share Incentive Plan
SHARE INCENTIVE PLAN
Total number shares authorized | shares				2,573,756
Ordinary shares, par value (in dollars per share)				$ 0.001
2017 Share Incentive Plan
SHARE INCENTIVE PLAN
Total number shares authorized | shares				2,059,005
Additional annual increase in number of shares (as a percent)				2.00%